Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Intangible Assets, Net [Abstract]
Amortization of Intangible Assets	$ 7